Operating expenses - Disclosure of detailed information about operating profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Total staff costs	£ 3,175	£ 3,120	£ 3,108
Depreciation and amortisation
Amortisation of acquired intangible assets	248	258	279
Share of joint ventures' and associates' amortisation of acquired intangible assets			1
Amortisation of acquired intangible assets including joint ventures' and associates' share	248	258	280
Amortisation of internally developed intangible assets	352	364	330
Depreciation, property, plant and equipment	26	34	43
Depreciation of right-of-use assets	37	50	65
Amortisation of pre-publication costs	89	77	76
Total depreciation and other amortisation	504	525	514
Total depreciation and amortisation (including amortisation of acquired intangibles)	752	783	794
Other expenses
Cost of sales including pre-publication costs and inventory expenses	3,233	3,300	3,216
Short-term and low value lease expenses	£ 15	£ 16	£ 18